Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
OPERATING ACTIVITIES
Net income	$ 217,671	$ 58,527
Non-cash and non-operating items:
Unrealized (gain) loss on non-designated derivative instruments (note 11)	(34,178)	18,553
Depreciation and amortization	97,253	96,869
Write-down of vessels (note 14)	0	45,000
Unrealized foreign currency exchange (gain) loss including the effect of the settlement of cross currency swaps (note 11)	(13,125)	10,697
Income (Loss) from Equity Method Investments, Net of Dividends or Distributions	(66,605)	(24,577)
Amortization of deferred financing issuance costs included in interest expense	4,134	4,401
Provision for Loan, Lease, and Other Losses	3,117	14,557
Other Non-cash items	3,823	3,595
Receipts from direct financing and sales-type leases	11,108	270,973
Expenditures for dry docking	(10,818)	(1,984)
Other non-cash operating assets and liabilities	(74,683)	15,960
Net operating cash flow	137,697	512,571
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	237,691	561,127
Scheduled repayments of long-term debt and settlement of related swaps (note 11)	(174,415)	(220,875)
Prepayments of long-term debt	(136,543)	(687,061)
Financing issuance costs	(2,631)	(5,111)
Scheduled repayments of obligations related to finance leases	(53,878)	(52,419)
Repurchase of common units (note 13)	0	(15,635)
Payments of Ordinary Dividends	92,306	75,845
Payments of Ordinary Dividends, Noncontrolling Interest	(2,923)	(3,390)
Payments to Noncontrolling Interests	0	2,219
Net financing cash flow	(225,005)	(501,428)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(25,338)	(9,597)
Repayment of Notes Receivable from Related Parties	10,330	0
Net investing cash flow	(15,008)	(9,597)
(Decrease) increase in cash, cash equivalents and restricted cash	(102,316)	1,546
Cash, cash equivalents and restricted cash, beginning of the period	155,627	254,837
Cash, cash equivalents and restricted cash, end of the period	155,627	254,837
Proceeds from Equity Method Investment, Distribution	$ 39,089	$ 32,297